Accounts Receivable (Details 1) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Credit Loss [Abstract]
Beginning balance
Amount charged to expenses	805,350
Amounts written off
Ending balance	$ 805,350